Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Restricted cash current, standby letters of credit	$ 70	$ 100
Issuance of letters of credit for insurance policy coverage	50	50
Restricted cash related credit card facility	$ 20	$ 50
Property and equipment, estimated useful lives	3 years
Issuance of warrant to purchase shares of common stock | shares	331,193
Number of operating segments | item	1